Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 67,517		$ 109,509
Accounts receivable	46,378		8,678
Assets held for sale	20,673
Other current assets	19,711		594
Total current assets	154,279		118,781
Oil and natural gas properties, successful efforts method
Unproved properties	1,044,469		926,812
Proved properties, net	670,255		88,932
Other property and equipment, net	8,103		2,340
Total property and equipment, net	1,722,827		1,018,084
OTHER NONCURRENT ASSETS
Debt issuance costs, net of $2.5 million and $0.8 million of amortization, respectively	6,058		6,570
Other assets	1,782		88
Total other noncurrent assets	7,840		6,658
TOTAL ASSETS	1,884,946		1,143,523
CURRENT LIABILITIES
Accounts payable	137,415		29,368
Accrued capital expenditures	51,360		19,200
Accrued liabilities	13,576		4,940
Accrued interest payable	25,187		20,294
Deferred income taxes	5,246	[1]
Accrued liabilities-related party			1,951
Total current liabilities	232,784		75,753
NONCURRENT LIABILITIES
Debt, net of unamortized discount of $8.5 million and $10.8 million, respectively	414,016		389,247
Pension obligations	1,321		1,497
Asset retirement obligations	17,400		9,055
Deferred income taxes	66,714	[1]
Total noncurrent liabilities	499,451		399,799
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 160,031,115 and 121,533,408 shares issued and outstanding	1,600		1,215
Additional paid in capital	1,391,004		721,757
Accumulated deficit	(239,345)		(56,169)
Accumulated other comprehensive income (loss)	(548)		1,168
Total stockholders' equity	1,152,711		667,971
Preferred stock, 50,000 shares authorized, no shares issued and outstanding
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,884,946		$ 1,143,523

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.